CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accretion of interest on bond	$ 15.6	$ 14.5	$ 13.5
OLT Offshore LNG Toscana S.p.A (OLT–O)
Impairment		$ 7.3
OLT Offshore LNG Toscana S.p.A (OLT–O)
Noncontrolling interest, ownership percentage by noncontrolling owners			2.70%